VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

RE: 	CMA Arizona Municipal Money Fund
of CMA Mulit-State Municipal Series Trust
Post-Effective Amendment No. 14 to the
Registration Statement on Form N-1A
(Securities Act File No. 33-54492,
Investment Company Act File No. 811-5011)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), CMA Arizona
 Municipal Money Fund of the CMA Multi-State
Municipal Series Trust (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to
 Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment
 No. 14 to the Fund's Registration
Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
 Commission on July 28, 2004.

Very truly yours,

CMA ARIZONA MUNICIPAL
 MONEY FUND OF CMA MULTI-STATE MUNICIPAL
SERIES TRUST


/s/ Phillip S. Gillespie

 Phillip S. Gillespie
Secretary of Fund